Supplement dated March 7, 2014
to the Statement of Additional Information
for Principal Funds, Inc.
dated December 30, 2013

(as supplemented on January 2, 2014)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Advisor: Principal Management Corporation

Delete the information in this section regarding Michael P. Finnegan and Dave Reichart.
On page 91, in the Other Accounts Managed table, add the following information regarding Jake Anonson, Jessica S. Bush, Marcus Dummer, James W. Fennessey, and Benjamin Rotenberg (information in the “Total Assets in the Accounts” column is as of December 31, 2013):

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jake S. Anonson: Diversified Real Asset and Global Multi-Strategy Funds
Registered investment companies	1	$8.07 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Jessica S. Bush: Diversified Real Asset and Global Multi-Strategy Funds
Registered investment companies	1	$8.07 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Marcus W. Dummer: Diversified Real Asset and Global Multi-Strategy Funds
Registered investment companies	1	$8.07 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

James W. Fennessey: Diversified Real Asset and Global Multi-Strategy Funds
Registered investment companies	42	$60.4 Billion	0	$0
Other pooled investment vehicles	24	$10.0 Billion	0	$0
Other accounts	0	$0	0	$0

Benjamin E. Rotenberg: Diversified Real Asset and Global Multi-Strategy Funds
Registered investment companies	1	$8.07 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
____________________________________________________________________________________

On page 91, under Compensation, delete the information and substitute the following:

Principal Management Corporation offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation is predominantly composed of a salary that is reviewed annually. Annual bonuses are driven by company and business unit performance. Fund performance is taken into account when determining bonuses; the primary benchmark for the Fund (as disclosed in the prospectus) for which Mr. Anonson, Ms. Bush, Mr. Dummer, Mr. Fennessey, Ms. Grossman, and Mr. Rotenberg serve as portfolio managers, is used to measure performance of the Fund along with peer relative performance (as defined by Morningstar). Specifically, Fund performance relative to peers over 1-, 3-, and 5-year time periods is taken into consideration with more substantial weighting to the 3- and 5- year periods. No part of salary, bonus, or retirement plan compensation is tied to asset levels.
Contribution to our overall investment process is an important consideration as well. Sharing ideas, working effectively with team members and being a good corporate citizen are important components of our long-term success and are highly valued.
All employees of Principal, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by Principal Financial Group. In addition, all employees are eligible to purchase Principal Financial Group stock through an employee stock purchase plan. Some employees are also eligible to participate in a non-qualified plan and Long Term Incentive Pay programs.
On page 92, in the Ownership of Securities table, add the following information (information as of December 31, 2013):

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jake S. Anonson	Diversified Real Asset	$1 - $50,000
Jake S. Anonson	Global Multi-Strategy	$50,001 - $100,000
Jessica S. Bush	Diversified Real Asset	None
Jessica S. Bush	Global Multi-Strategy	None
Marcus W. Dummer	Diversified Real Asset	None
Marcus W. Dummer	Global Multi-Strategy	None
James W. Fennessey	Diversified Real Asset	None
James W. Fennessey	Global Multi-Strategy	None
Benjamin E. Rotenberg	Diversified Real Asset	None
Benjamin E. Rotenberg	Global Multi-Strategy	None

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